Tax - Tax charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Current tax:
Total current tax from continuing operations	£ 88	£ 193	£ 179
Deferred tax:
Total deferred tax from continuing operations	251	(1,082)	195
Total tax charge/(credit) from continuing operations	339	(889)	374
UK
Current tax:
Corporation tax	132	200	225
Corporate tax adjustment in respect of prior years	(12)	(18)	(47)
Total current tax from continuing operations	120	182	178
Deferred tax:
Deferred tax	27	65	(9)
Deferred tax adjustment in respect of prior years	2	(2)	(18)
Total deferred tax from continuing operations	29	63	(27)
Overseas
Current tax:
Corporation tax	8	15	0
Corporate tax adjustment in respect of prior years	(40)	(4)	1
Total current tax from continuing operations	(32)	11	1
Deferred tax:
Deferred tax	208	(1,155)	224
Deferred tax adjustment in respect of prior years	14	10	(2)
Total deferred tax from continuing operations	£ 222	£ (1,145)	£ 222